INCOME TAXES - Components of Tax PL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current taxes
Attributed to the current period	$ (128)	$ (148)	$ (43)
Deferred taxes
Income taxes – origination and reversal of temporary differences	193	125	160
Relating to change in tax rates / imposition of new tax laws	0	10	(147)
Relating to unrecognized temporary differences and tax losses	(17)	15	16
Deferred taxes, net	176	150	29
Total income tax recovery (expense)	$ 48	$ 2	$ (14)